Investment Strategy	Apr. 30, 2026
Horizon Kinetics Inflation Beneficiaries ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in the equity securities of domestic and foreign companies that are expected to benefit, either directly or indirectly, from rising prices
(inflation). The Fund’s investments in equity securities are generally expected to include common stock, ownership units of publicly traded master limited partnerships (“MLPs”), and units of royalty trusts. The Fund’s investment in equity interests of MLPs may include both general partnership interests and limited partnership interests of MLPs.
Horizon Kinetics Asset Management LLC (the “Adviser”) is the Fund’s investment adviser. The Adviser seeks to identify companies that it believes are positioned to benefit from inflationary pressures, such as companies whose revenues are expected to increase with rising consumer, producer, raw material or assets prices without a corresponding increase in expenses. Such companies may include, for example, exploration and production companies, mining companies, transportation companies, infrastructure and real estate companies, with an emphasis on “asset light” businesses with royalty, streaming, rental, brokerage, management, and leasing exposure. “Asset light” refers to companies with relatively low working capital requirements and modest financial leverage that maintain exposure to inflation drivers. This may include companies with indirect exposure to inflation drivers, such as financial exchanges that facilitate transactions in commodity, interest rate and currency instruments, as well as data providers that specialize in data and analytics in industries that are sensitive to movements in interest rates and consumer prices. The Fund may invest in the securities of companies that earn revenue from precious metals or other commodities through active (i.e., mining or production) or passive (i.e., owning royalties or production streams) means. Royalties are the rights of a company to receive a percentage of the revenues generated from production of a commodity (e.g., from mining precious metals). Production streams are arrangements in which a company provides an upfront payment in exchange for the right to purchase, typically at a fixed price determined in advance of production, all or a portion of certain metals or other commodities produced from a mine.
In selecting individual securities for the Fund’s portfolio, the Adviser employs a value-driven, “bottom-up” or fundamental approach.
The Adviser’s research and analysis leverages insights from diverse sources, including internal research, to develop and refine its investment themes for the Fund and identify and take advantage of trends that have ramifications for individual companies or entire industries. The types of companies the Adviser believes are relevant to this theme are typically those that can increase revenues without a corresponding increase in expenses in an inflationary environment. Often such companies own, or directly or indirectly benefit from exposure to, underlying variables that are sensitive to inflationary pressures. The Adviser expects to sell portfolio holdings when it determines they no longer fit the Adviser’s investment thesis or are no longer attractively valued.
The Fund’s portfolio generally will include the securities of approximately 20 to 60 issuers that may range from small- to large-
capitalization companies. Although the majority of the Fund’s portfolio securities are expected to be of issuers that are either domiciled in, or earn a majority of their revenues from activities within, the United States, the Fund also may have significant exposure to issuers that are either domiciled in, or earn a majority of their revenues from activities within, Australia, Canada, and
Europe.
The Fund invests in various companies that operate securities exchanges, among other financial services-related activities. Generally, these companies often have complementary businesses in data services, custody and clearing. These businesses facilitate risk transfer transactions (investment, hedging and speculation), but commit no proprietary capital. The Adviser views these companies as
“financial infrastructure” businesses, which benefit from higher transactional volumes.

As of March 31, 2026, the Fund expects to have significant exposure to companies in the Energy Sector.

The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or smaller number of issuers than diversified funds.

Strategy Portfolio Concentration [Text]	The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or smaller number of issuers than diversified funds.
Horizon Kinetics Blockchain Development ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that will invest primarily in equity securities of listed domestic and foreign Blockchain Development Companies (as the term is defined below), American Depository Receipts (“ADRs”) and Global
Depository Receipts (“GDRs”), that Horizon Kinetics Asset Management LLC, the Fund’s investment adviser (the “Adviser”), expects to benefit, either directly or indirectly, from the use of blockchain technology in connection with the issuance, facilitation, custody, trading and administration of digital assets, including cryptocurrencies. A blockchain is a peer-to-peer ledger of immutable transactions consolidated into digital “blocks” of data; the “blocks” are cryptographically linked consecutively into a chronological
“chain,” meaning that each new block references the transactions in the previous block of data. The Fund defines “digital assets” as digital (i.e., non-tangible) representations of various assets (e.g., goods, resources, objects) and defines “cryptocurrency” (also referred to as “virtual currency” and “digital currency”) as digital assets designed to act as a medium of exchange. The Fund does not invest directly in cryptocurrencies or initial coin offerings and as a result, its performance does not seek to, and should not be expected to, correspond to the performance of any particular cryptocurrency.
Blockchain Development Companies may include companies that (i) verify and add digital asset transactions to a blockchain ledger
(i.e., digital asset mining), or that produce technology used in digital asset mining, (ii) operate trading platforms/exchanges, asset managers, custodians, wallets, and/or payment gateways or processors for digital assets issued on a blockchain, (iii) develop and distribute applications and software services related to blockchain technology and digital assets issued on a blockchain, including smart contracts, (iv) manufacture and distribute infrastructure and/or hardware used for blockchain activities and digital assets issued on a blockchain, or (v) provide engineering and consulting services for the adoption and utilization of blockchain technology and digital assets issued on a blockchain. A Blockchain Development Company may also include domestic and foreign pooled investment vehicles, including listed investment companies and other types of exchange-traded products (“ETPs”).
In selecting individual securities for the Fund’s portfolio, the Adviser employs a value-driven, “bottom-up” or fundamental approach.
The Adviser’s research and analysis leverages insights from diverse sources, including internal research, to develop and refine its investment themes for the Fund and identify and take advantage of trends that are expected to benefit individual companies or broader sub-industries. The Adviser expects to sell portfolio holdings when it determines that they no longer fit the Adviser’s investment thesis and/or are no longer attractively valued.
The Fund’s portfolio generally will include the securities of approximately 20 to 50 issuers, and those issuers may represent any combination of small-, mid-, or large-capitalization companies at any point in time. The Fund anticipates having significant exposure to issuers operating and/or organized in Canada. The Fund may invest in issuers in developed, emerging markets, and frontier markets.
Frontier markets and emerging market countries are those countries with low- and middle-income economies, respectively, as classified by the World Bank, or included in any of the Morgan Stanley Capital International (MSCI) frontier markets or emerging markets indices.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in Blockchain
Development Companies. A Blockchain Development Company means a company that has (i) publicly disclosed its commitment to the development and use of blockchain technologies, (ii) organized a separate identifiable business line or legal entity for the purpose of developing and using blockchain technologies, (iii) been defined by one or more published indices or classified by one or more industry classification schemes as a blockchain company, or (iv) that the Adviser believes provides significant exposure to other
Blockchain Development Companies. When considering whether a company has significant exposure to other Blockchain
Development Companies under (iv) above, the Adviser considers a number of factors, including, among others, the size of a company’s investment in Blockchain Development Companies, a company’s publicly disclosed commitment to investing in or otherwise supporting Blockchain Development Companies, and the revenue or investment return attributable to the company’s investment in Blockchain Development Companies.
The Fund also may invest in the securities of issuers the Adviser believes are actively engaged in the development and use of blockchain technologies, but which do not meet the criteria specified above in the Fund’s definition of Blockchain Development
Companies, and anticipates investing in cash and cash equivalents on a day-to-day basis.
Additionally, the Fund may invest a percentage of its assets (generally, no more than 5% at time of investment) in shares of one or more exchange-traded products that primarily hold cryptocurrencies or investments that derive their value from such cryptocurrencies
(collectively, “Digital Currency ETPs”). Digital Currency ETPs are not registered investment companies under the Investment
Company Act of 1940 (the “1940 Act”) and thus, do not afford investors, including the Fund, the investor protections of the 1940 Act.
Digital Currency ETPs are generally unmanaged (i.e., the digital currency held by the Digital Currency ETP is not managed to achieve any particular result) or passively managed (i.e., the Digital Currency ETP is managed to seek to track the performance, before fees and expenses, of one or more digital currencies), and do not seek to outperform any segment of the market or the market as a whole.
This means that the sponsor of a Digital Currency ETP generally does not sell a digital currency at times when its price is high or acquire the digital currency when its prices are low to benefit from future price increases. Although the shares of a Digital Currency
ETP are not the exact equivalent of a direct investment in the underlying digital currency, they provide an alternative that constitutes a relatively cost-effective way to obtain exposure to one or more digital currencies through the securities market. Digital currencies are a type of crypto asset that are not issued by a government, bank or central organization.
As of March 31, 2026, the Fund expects to have significant exposure to companies in the Communication Services, Financial, and
Information Technology Sectors.
The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or smaller number of issuers than diversified funds. The Fund will concentrate its investments in issuers in the Capital Markets Industry within the Financials Sector, as classified by the Global Industry Classification Standard (GICS®).

Strategy Portfolio Concentration [Text]	The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or smaller number of issuers than diversified funds. The Fund will concentrate its investments in issuers in the Capital Markets Industry within the Financials Sector, as classified by the Global Industry Classification Standard (GICS®).
Horizon Kinetics Medical ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”),
Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. These types of companies derive at least 50% of their revenue from such activities. The Fund also may invest in other ETFs and purchase and write options for hedging purposes and/or direct investment. In addition, the Fund may purchase or engage in short sales of certain leveraged or inverse ETFs.
The Fund may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that Horizon Kinetics Asset Management LLC, the Fund’s investment adviser (the
“Adviser”), has determined to be of comparable quality.
The Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Adviser also considers at the amount of capital a company spends on research and development because the
Adviser believes that such expenditures frequently have significant bearing on future growth. The Fund may invest in companies of any size, including small and medium-size companies. Additionally, the Fund may participate in securities lending arrangements up to
33 1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) to seek to increase the return on its portfolio.
Decisions to sell the Fund’s portfolio holdings are generally triggered by either adequate value being achieved, as determined by the
Adviser, or an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger also may occur if the Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Fund.
The Fund may maintain during a temporary period of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Adviser will invest in such short-term cash positions to the extent the Adviser is unable to find sufficient investments meeting its criteria and when the Adviser believes the purchase of additional equity securities would not further the investment objective of the Fund during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate in the positive performance as much as it would have if it had been more fully invested in securities. During the temporary periods mentioned in the paragraph above, the Adviser believes that an additional amount of liquidity in the Fund is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Fund holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in companies engaged in the Medical Research,
Pharmaceutical and Technology Industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in companies engaged in the Medical Research, Pharmaceutical and Technology Industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.
Horizon Kinetics SPAC Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that pursues its investment objective primarily by investing, under normal circumstances, in special purpose acquisition companies (“SPACs”) that Ryan Heritage, LLP, the Fund’s investment sub-
adviser (the “Sub-Adviser”), believes will generate net realized capital gains in excess of the income derived from bank certificates of deposit with similar maturities.
A SPAC (also known as a “blank check” company) is an investment vehicle with no commercial operations that is designed to raise capital via an initial public offering (“IPO”) for the purpose of engaging in a merger, acquisition, reorganization, or similar business combination (a “Combination”) with one or more operating companies to be identified subsequent to the SPAC’s IPO. SPACs are often used as a vehicle to transition a company from private to publicly traded as an alternative to a more traditional direct IPO by a private company. Unless and until Combination is completed, a SPAC generally places a minimum of the total amount of cash raised in the IPO in a trust account that invests such cash in U.S. government securities or money market funds. A SPAC sponsor generally has 24 months (or less) to find an acquisition target, secure shareholder approval, and complete the Combination. Prior to consummation of a Combination, the SPAC’s shares trade in the market at prices that may be below or above the per share value of the trust account. If a Combination is not consummated within the allowed time span, the SPAC is automatically liquidated and the cash value, after any applicable taxes, fees, and administrative expenses, of the SPAC trust is distributed to shareholders. If a
Combination is proposed, shareholders can (1) continue to hold onto their shares (which then bear the risks associated with all equity securities) or (2) redeem their shares for the pro rata value of the cash value of the trust. The Sub-Adviser believes SPACs offer upside potential when sold after an attractive Combination announcement, coupled with one or more redemption options, such as when the
Fund is permitted to exit a SPAC prior to the completion of a Combination without loss of the principal it invested in the SPAC, thus providing a true asymmetric risk/reward profile for investors. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in Pre-Combination SPACs, together with the warrants or rights issued in connection with the IPO of Pre-Combination SPACs. A warrant or right is a security that allows its holder to purchase a specified amount of common stock at a specified price for a specified time.
The Fund may maintain during a temporary period of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to, high quality, U.S. short-term debt securities and money market instruments. The Sub-Adviser will invest in such short-term cash positions to the extent the Sub-Adviser is unable to find sufficient investments meeting its criteria and when the Sub-Adviser believes the purchase of additional equity securities would not further the investment objective of the Fund during such periods of time. The criteria for temporarily investing in cash equivalents is a lack of current investments that the Sub-Adviser believes will generate net realized capital gains in excess of the income derived from bank certificates of deposit with similar maturities. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate in the positive performance as much as it would have if it had been more fully invested in securities. During the temporary periods mentioned in the paragraph above, the Sub-Adviser believes that an additional amount of liquidity in the Fund is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Fund holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
Strategy Portfolio Concentration [Text]	Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
Horizon Kinetics Energy and Remediation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in securities of companies that are expected to benefit, either directly or indirectly, from the increasing focus on climate and environmentally sensitive carbon-based energy production. The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies that produce hydrocarbon-based energy and related products, and/or provide products or services to support such production efforts (collectively, “Energy Companies”) and companies the public filings for which state they are engaged in the development and/or distribution of products or the provision of services intended to reduce or remediate the negative effects of hydrocarbon-based energy production, or that they are committed to using such products and/or services in their businesses (collectively, “Remediation Companies”). The Fund may invest in common or preferred stock of domestic and foreign companies and units of royalty trusts.
In selecting investments for the Fund’s portfolio, Horizon Kinetics Asset Management LLC (the “Adviser”), the Fund’s investment adviser, seeks to identify companies that it believes are positioned to benefit from the growing demand for carbon-based energy production, as well as existing and developing technologies that can reduce the environmental impact from the production of fossil fuels. The Adviser’s investment selection process focuses on two primary categories – Energy Companies and Remediation
Companies.
First, the Adviser will focus on companies that produce carbon-based energy. These companies include: (i) onshore and offshore oil/
gas producers; and (ii) owners of oil/gas pipeline networks and oil and gas exploration firms. The Fund also may invest in passive entities such as royalty trusts. Royalties are generally the right of a company to receive a percentage of revenue from the production of a commodity or other utilization of the assets owned by the royalty trust.
Second, the Adviser will focus on companies that have or are developing technologies that can alleviate the negative impacts derived from the production or the consumption of hydrocarbons. These may include, but are not limited to, companies that: (i) produce or develop enhanced water meter and filtration/treatment systems; (ii) develop technologies to capture and store carbon dioxide or other types of emissions that are deemed harmful to the environment, so as to prevent their release into the atmosphere; (iii) provide or utilize products or services that enable the production or consumption of hydrocarbons in a more efficient and/or environmentally-
friendly manner; and/or (iv) have developed or are developing advanced systems and technologies in the hydrocarbons industry that are currently not in use.
In selecting individual investments for the Fund’s portfolio, the Adviser employs a value-driven, “bottom-up” or fundamental approach. The Adviser’s research and analysis leverages insights from diverse sources, including internal research, to develop and refine its investment themes for the Fund and identify and take advantage of trends that have ramifications for individual companies or entire industries. The Adviser expects to sell portfolio holdings when it determines they no longer fit the Adviser’s investment thesis or are no longer attractively valued.
The Fund will generally include approximately 30 to 60 securities in its portfolio that may range from small- to large-capitalization companies. Although the issues of a majority of the Fund’s securities are expected to be either domiciled in, or earn a majority of their revenues from activities within, the United States, the Fund also may have significant exposure to issuers that are either domiciled in, or earn a majority of their revenues from activities within, Australia, Canada, and Europe.
As of March 31, 2026, the Fund had significant exposure to companies in the Energy Sector.
The Fund will concentrate (i.e., hold more than 25% of its total assets) in the securities of companies in the Crude Petroleum and
Natural Gas Industry. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or smaller number of issuers than diversified funds.
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., hold more than 25% of its total assets) in the securities of companies in the Crude Petroleum and Natural Gas Industry. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or smaller number of issuers than diversified funds.
Horizon Kinetics Japan Owner Operator ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in Japanese companies that are operated by individuals that have significant ownership in the company. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in securities of companies located in Japan. Such securities may include depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary
Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) representing shares of companies located in Japan.
The Fund’s investment adviser, Horizon Kinetics Asset Management LLC (the “Adviser”), generally considers a company to be located in Japan if it meets one or more of the following criteria; (i) it is organized under the laws of Japan, (ii) its principal place of business is in Japan, (iii) a majority of its assets are located in Japan, (iv) it derives at least 50% of its business or investment revenues within Japan; or (v) it is included in the MSCI Japan Index.
The Fund invests primarily in the common and preferred stock of companies located in Japan that are “owner-operated,” which generally means the company’s founder or one or more senior leaders, board members, key management personnel, or other individuals with a significant operational role or policy making function in the company has a significant ownership stake in the company. While the Fund does not have a specific ownership level requirement, it generally seeks to invest in companies in which one or more of these individuals own more than 5% of the outstanding shares of a company.
The Adviser employs a value-driven, “bottom-up” or fundamental approach when selecting securities for the Fund’s portfolio. The
Adviser’s research and analysis leverages insights from diverse sources, including its proprietary research and meeting with the management of companies and industry peers, to identify companies the Adviser believes has superior owner-operators and businesses that are positioned to achieve long-term growth. Typically the companies managed by owner-operators are asset-light, less capital intensive, and have a relatively high cash generating business. The Adviser expects to sell portfolio holdings when it determines the companies no longer fit the Adviser’s investment thesis which can result from a change in management or ownership by the owner-
operator, or when the company is no longer attractively valued.
The Fund’s portfolio generally consists of the securities of 30 to 50 companies without regard to market capitalization; however, given the universe of companies meeting the Fund’s investment criteria, a majority of the Fund’s holdings are expected to be in companies with market capitalizations of less than ¥1.4 trillion Japanese yen (approximately $10 billion USD).
The Fund’s holdings may represent multiple sectors that will vary at different points in time. The Fund’s investment strategy also may result in a substantial focus in one or more sectors from time to time.
The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in Asian countries outside of Japan, which may include less developed and emerging markets countries as well as other developed market countries.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and,
therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in Asian countries outside of Japan, which may include less developed and emerging markets countries as well as other developed market countries.